united states

securities and exchange commission

Washington, D.C. 20549

Form N-PX

Annual Report of Proxy Voting Record of

Copley Fund, Inc.

Investment Company Act File No.: 811-2815

Registrant

Copley Fund, Inc.

381 Pleasant Street, 2nd Floor

Fall River, MA 02721

Agent for Service

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 09706

Fiscal Year end: February 28

Date of Reporting Period: July 1, 2015 to June 30, 2016

Item 1. Proxy Voting Record

Name	Ticker	CUSIP	Meeting Date	Item Description	Proponent (Management/Shareholder)	Voted (Yes/No)	Vote Cast	With or Against Mgt Rec
Alliant Energy Corporation	LNT	18802108	5/13/2016	Election of Directors
				Michael L. Bennett	Management	Yes	For	With
				Deborah B. Dunie	Management	Yes	For	With
				Darryl B. Hazel	Management	Yes	For	With
				Thomas F. O'Toole	Management	Yes	For	With
	LNT			Advisory Vote to approve named executive officer compensation	Management	Yes	For	With
	LNT			Ratify Appt - Deloitte & Touche LLP	Management	Yes	For	With
Ameren Corporation	AEE	23608102	4/28/2016	Election of Directors
				Warner L. Baxter	Management	Yes	For	With
				Catherine S. Brune	Management	Yes	For	With
				J. Edward Coleman	Management	Yes	For	With
				Ellen M. Fitzsimmons	Management	Yes	For	With
				Rafael Flores	Management	Yes	For	With
				Walter J. Galvin	Management	Yes	For	With
				Richard J. Harshman	Management	Yes	For	With
				Gayle P. W. Jackson	Management	Yes	For	With
				James C. Johnson	Management	Yes	For	With
				Steven H. Lipstein	Management	Yes	For	With
				Stephen R. Wilson	Management	Yes	For	With
	AEE			Non-Binding Advisory Approval of compensation of the executives disclosed in the proxy statement	Management	Yes	For	With
	AEE			Ratify Appt - PriceWaterhouse Coopers LLP as Independent Registered Accounting Firm	Management	Yes	For	With
	AEE			Shareholder Proposal relating to a report on aggressive renewable energy adoption	Shareholder	Yes	Against	With
	AEE			Shareholder Proposal regarding adopting a senior executive share retention policy	Shareholder	Yes	Against	With
Arthur J. Gallagher & Co.	AJG	363576109	5/17/2016	Election of Directors
				Sherry S. Barrat	Management	Yes	For	With
				William L. Bax	Management	Yes	For	With
				D. John Coldman	Management	Yes	For	With
				Frank E. English, Jr.	Management	Yes	For	With
				J. Patrick Gallagher, Jr.	Management	Yes	For	With
				Elbert O. Hand	Management	Yes	For	With
				David S. Johnson	Management	Yes	For	With
				Kay W. McCurdy	Management	Yes	For	With
				Ralph J. Nicoletti	Management	Yes	For	With
				Norman L. Rosenthal	Management	Yes	For	With
	AJG			Ratify Appointment of Ernst & Young LLP as Independent Auditor	Management	Yes	For	With
	AJG			Approval of the Compensation of Named Executive Officers	Management	Yes	For	With
Chevron Corporation	CVX	166764100	5/25/2016	Election of Directors
				A. B. Cummings, Jr.	Management	Yes	For	With
				L. F. Deily	Management	Yes	For	With
				R. E. Denham	Management	Yes	For	With
				A.P. Gast	Management	Yes	For	With
				E. Hernandez, Jr.	Management	Yes	For	With
				J.M. Huntsman, Jr.	Management	Yes	For	With
				C.W. Moorman	Management	Yes	For	With
				J. G. Stumpf	Management	Yes	For	With
				R. D. Sugar	Management	Yes	For	With
				I.G. Thulin	Management	No
				J. S. Watson	Management	Yes	For	With
	CVX			Ratify Appt- Independent Registered Public Accounting Firm	Management	Yes	For	With
	CVX			Advisory Vote on Named Executive Officer Compensation	Management	Yes	For	With
	CVX			Amendment to the Chevron Corporation Non-Employee Directors' Equity Compensation and Deferral Plan	Management	Yes	For	With
	CVX			Report on Lobbying	Shareholder	Yes	Against	With
	CVX			Adopt Targets to Reduce GHG Emissions	Shareholder	Yes	Against	With
	CVX			Report on Climate Change Impact Assessment	Shareholder	Yes	Against	With
	CVX			Report on Reserve Replacements	Shareholder	Yes	Against	With
	CVX			Adopt Dividend Policy	Shareholder	Yes	Against	With
	CVX			Report on Shale Energy Operations	Shareholder	Yes	Against	With
	CVX			Recommend Independent Director with Environmental Expertise	Shareholder	Yes	Against	With
	CVX			Set Special Meetings Threshold at 10%	Shareholder	Yes	Against	With
Dominion Resources, Inc.	D	25746U109	5/11/2016	Election of Directors
				William P. Barr	Management	Yes	For	With
				Helen E. Dragas	Management	Yes	For	With
				James O. Ellis, Jr.	Management	Yes	For	With
				Thomas F. Farrell II	Management	Yes	For	With
				John W. Harris	Management	Yes	For	With
				Mark J. Kington	Management	Yes	For	With
				Pamela J. Royal, M.D.	Management	Yes	For	With
				Robert H. Spilman, Jr.	Management	Yes	For	With
				Micahel E. Szymanczyk	Management	Yes	For	With
				David A. Wollard	Management	Yes	For	With
	D			Ratify Appointment of Independent Auditors for 2016	Management	Yes	For	With
	D			Advisory Vote on approval of executive compensation (Say on Pay)	Management	Yes	For	With
	D			Report on Lobbying	Shareholder	Yes	Against	With
	D			Report on Potential Impact of Denial of a Certificate for North Anna 3	Shareholder	Yes	Against	With
	D			Right to Action by Written Consent	Shareholder	Yes	Against	With
	D			Required Nomination of Director with Environmental Expertise	Shareholder	Yes	Against	With
	D			Report on the Financial Risks to Dominion Posed by Climate Change	Shareholder	Yes	Against	With
	D			Report on impact of Climate Change Driven Technology Changes	Shareholder	Yes	Against	With
DTE Energy Company	DTE	233331107	5/5/2016	Election of Directors
				Gerald M. Anderson	Management	Yes	For	With
				David A. Brandon	Management	Yes	For	With
				W. Frank Fountain	Management	Yes	For	With
				Charles G. McClure, Jr.	Management	Yes	For	With
				Gail J. McGovern	Management	Yes	For	With
				Mark A. Murray	Management	Yes	For	With
				James B. Nicholson	Management	Yes	For	With
				Charles W. Pryor, Jr.	Management	Yes	For	With
				Josue Robles, Jr.	Management	Yes	For	With
				Ruth G. Shaw	Management	Yes	For	With
				David A. Thomas	Management	Yes	For	With
				James H. Vandenberghe	Management	Yes	For	With
	DTE			Ratification of Independent Accounting Firm PriceWaterhouse Coopers LLP	Management	Yes	For	With
	DTE			Provide a Nonbidning Vote to Approve the Company's Executive Compensation	Management	Yes	For	With
	DTE			Shareholding Proposal Relating to Political Contribution Disclosure	Shareholder	Yes	Against	With
	DTE			Shareholder Proposal Relating to Distributed Generation	Shareholder	Yes	Against	With
Duke Energy Corporation	DUK	26441C105	5/5/2016	Election of Directors
				Michael J. Angelakis	Management	No
				Michael G. Browning	Management	No
				Daniel R. Dimicco	Management	No
				John H. Forsgren	Management	No
				Lynn J. Good	Management	No
				Ann M. Gray	Management	No
				John T. Herron	Management	No
				James B. Hyler, Jr.	Management	No
				William E. Kennard	Management	No
				Marie McKee	Management	No
				Charles W. Moorman IV	Management	No
				Carlos A. Saladrigas	Management	No
	DUK			Ratification of Deloitte & Touche as Duke Energy Corporation's Independent Public Accountant for 2016	Management	Yes	For	With
	DUK			Advisory Vote to approve named executive officer compensation	Management	Yes	For	With
	DUK			Shareholder proposal reagarding elimination of supermajority voting provisions in Duke Energy Corporation's Certificate of Incorporation	Shareholder	Yes	Against	With
	DUK			Shareholder proposal regarding lobbying expenses disclosure	Shareholder	Yes	Against	With
Eversource Energy	ES	30040W108	5/4/2016	Election of Directors
				John S. Clarkeson	Management	Yes	For	With
				Cotton M. Cleveland	Management	Yes	For	With
				Sanford Cloud, Jr.	Management	Yes	For	With
				James S. Distasio	Management	Yes	For	With
				Francis A. Doyle	Management	Yes	For	With
				Charles K. Gifford	Management	Yes	For	With
				Paul A. LaCamera	Management	Yes	For	With
				Kenneth R. Leibler	Management	Yes	For	With
				Thomas J. May	Management	Yes	For	With
				William C. VanFaasen	Management	Yes	For	With
				Frederica M. Williams	Management	Yes	For	With
				Dennis R. Wraase	Management	Yes	For	With
	ES			To consider an advisory proposal appriving the compensation of named executive officers	Management	Yes	For	With
	ES			To ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accountants for 2016	Management	Yes	For	With
Exxon Mobil Corporation	XOM	30231G102	5/25/2016	Election of Directors
				M. J. Boskin	Management	Yes	For	With
				P. Brabeck-Letmathe	Management	Yes	For	With
				A.F. Braly	Management	Yes	For	With
				U.M. Burns	Management	Yes	For	With
				L. R. Faulkner	Management	Yes	For	With
				J. S. Fishman	Management	Yes	For	With
				H. H. Fore	Management	Yes	For	With
				K. C. Frazier	Management	Yes	For	With
				D.R. Oberhelman	Management	Yes	For	With
				S. J. Palmisano	Management	Yes	For	With
				S. S. Reinemund	Management	Yes	For	With
				R. W. Tillerson	Management	Yes	For	With
				W.C. Weldon	Management	Yes	For	With
				D.W. Woods	Management	Yes	For	With
	XOM			Ratification of Independent Auditors	Management	Yes	For	With
	XOM			Advisory Vote to Approve Executive Compensation	Management	Yes	For	With
	XOM			Independent Chairman	Shareholder	Yes	Against	With
	XOM			Climate Expert on Board	Shareholder	Yes	Against	With
	XOM			Hire an Investment Bank	Shareholder	Yes	Against	With
	XOM			Proxy Access Bylaw	Shareholder	Yes	Against	With
	XOM			Report on Compensation for Women	Shareholder	Yes	Against	With
	XOM			Report on Lobbying	Shareholder	Yes	Against	With
	XOM			Increase Capital Distributions	Shareholder	Yes	Against	With
	XOM			Politcy to Limit Global Warming 2°C	Shareholder	Yes	Against	With
	XOM			Report on Impact of Climate Change Policies	Shareholder	Yes	Against	With
	XOM			Report Reserve Replacement in BTUs	Shareholder	Yes	Against	With
	XOM			Report on Hydraulic Fracturing	Shareholder	Yes	Against	With
Great Plains Energy Incorporated	GXP	391164100	5/3/2016	Election of Directors
				Terry Bassham	Management	Yes	For	With
				David L. Bodde	Management	Yes	For	With
				R. C. Ferguson, Jr.	Management	Yes	For	With
				Gary D. Forsee	Management	Yes	For	With
				Scott D. Grimes	Management	Yes	For	With
				Thomas D. Hyde	Management	Yes	For	With
				James A. Mitchell	Management	Yes	For	With
				Ann D. Murtlow	Management	Yes	For	With
				John J. Sherman	Management	Yes	For	With
	GXP			To Approve, on a non-binding advisory basis, the 2015 compensation of the company's named executive officers	Management	Yes	For	With
	GXP			To Approve the Company's Amended Long-Term Incentive Plan	Management	Yes	For	With
	GXP			To Ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accountants for 2016	Management	Yes	For	With
Kimberly-Clark Corporation	KMB	494368103	5/4/2016	Election of Directors
				John F. Bergstrom	Management	Yes	For	With
				Abelardo E. Bru	Management	Yes	For	With
				Robert W. Decherd	Management	Yes	For	With
				Thomas J. Falk	Management	Yes	For	With
				Fabian T. Garcia	Management	Yes	For	With
				Mae C. Jemison, M.D.	Management	Yes	For	With
				James M. Jenness	Management	Yes	For	With
				Nancy J. Karch	Management	Yes	For	With
				Ian C. Read	Management	Yes	For	With
				Marc J. Shapiro	Management	Yes	For	With
				Michael D. White	Management	Yes	For	With
	KMB			Raification of Auditors	Management	Yes	For	With
	KMB			Advisory Vote to approve named executive officer compensation	Management	Yes	For	With
	KMB			Reapproval of performance goals under the 2011 equity participation plan	Management	Yes	For	With
	KMB			Approval of the amended and restated 2011 outside directors' compensation plan	Management	Yes	For	With
Nextera Energy, Inc.	NEE	65339F101	5/19/2016	Election of Directors
				Sherry S. Barrat	Management	Yes	For	With
				James L. Camaren	Management	Yes	For	With
				Kenneth B. Dunn	Management	Yes	For	With
				Naren K. Gursahaney	Management	Yes	For	With
				Kirk S. Hachigian	Management	Yes	For	With
				Toni Jennings	Management	Yes	For	With
				Amy B. Lane	Management	Yes	For	With
				James L. Robo	Management	Yes	For	With
				Rudy E. Schupp	Management	Yes	For	With
				John L. Skolds	Management	Yes	For	With
				William H. Swanson	Management	Yes	For	With
				Hansel E. Tookes, II	Management	Yes	For	With
	NEE			Ratification of Appointment of Deloitte & Touche LLP as Independent Registered Public Accounting Firm for 2016	Management	Yes	For	With
	NEE			Approval, by Non-Binding Vote, of Compensation of Named Executive Officers	Management	Yes	For	With
	NEE			Approval, by non-binding advisory vote, of NextEra Energy's compensation of its named executive officers as disclosed in the proxy statement	Management	Yes	For	With
	NEE			Approval of the material terms for payment of performance-based compensation under the NextEra Energy, Inc. Amended and Restated 2011 Long Term Incentive Plan	Management	Yes	For	With
	NEE			A proposal by the Comptroller of the State of New York, Thomas P. Napoli, entitled "Political Contribution Disclosure" to request semiannual reports disclosing political contribution policies and expenditures	Shareholder	Yes	Against	With
	NEE			A proposal by Myra Young entitled "Shareholder Proxy Access" to request the NextEra Energy Board of Directors to adopt, and present for shareholder approval a "proxy access" bylaw	Shareholder	Yes	Against	With
	NEE			A proposal by Alan Farago and Lisa Versaci entitled "Report on Rance of Projected Sea Level Rise/Climate Change impacts" to request an annual report of material risks and costs of sea level rise to company operations, facilities and markets	Shareholder	Yes	Against	With
Northeast Utilities	NU	664397106	4/29/2015	Election of Directors
				John S. Clarkeson	Management	Yes	For	With
				Cotton M. Cleveland	Management	Yes	For	With
				Sanford Cloud, Jr.	Management	Yes	For	With
				James S. DiStasio	Management	Yes	For	With
				Francis A. Doyle	Management	Yes	For	With
				Charles K. Gifford	Management	Yes	For	With
				Paul A. La Camera	Management	Yes	For	With
				Kenneth R. Leibler	Management	Yes	For	With
				Thomas J. May	Management	Yes	For	With
				William C. Van Faasen	Management	Yes	For	With
				Frederica M. Williams	Management	Yes	For	With
				Dennis R. Wraase	Management	Yes	For	With
	NU			Approval of the proposed amendment to the Declaration of Trust to change the legal name of the Company from Northeast Utilities to Eversource Energy	Management	Yes	Against	Against
	NU			Advisory proposal approving the Compensation of Named Excutive Officers	Management	Yes	For	With
	NU			Ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for 2015	Management	Yes	For	With
Pitney Bowes Inc.	PBI	724479100	5/19/2016	Election of Directors
				Linda G. Alvarado	Management	Yes	For	With
				Anne M. Busquet	Management	Yes	For	With
				Roger Fradin	Management	Yes	For	With
				Anne Sutherland Fuchs	Management	Yes	For	With
				S. Douglas Hutcheson	Management	Yes	For	With
				Marc B. Lautenbach	Management	Yes	For	With
				Eduardo R. Menasce	Management	Yes	For	With
				Michael I. Roth	Management	Yes	For	With
				Linda S. Sanford	Management	Yes	For	With
				David L. Shedlarz	Management	Yes	For	With
				David B. Snow, Jr.	Management	Yes	For	With
	PBI			Raification of the Audit Committee's Appointment of the Independent Accountants for 2016	Management	Yes	For	With
	PBI			Advisory Vote to approve Executive Compensation	Management	Yes	For	With
	PBI			Approval of the Material Terms of the Performance Goals Pursuan to IRC Section 162(m) for the Pitney Bowes Key Employees Incentive Plan	Management	Yes	For	With
	PBI			Approval of the Material Terms of the Performance Goals Pursuan to IRC Section 162(m) for the Pitney Bowes Inc. 2013 Stock Plan	Management	Yes	For	With
Scana Corporation	SCG	80589M102	4/28/2016	Election of Directors
				Gregory E. Aliff	Management	Yes	For	With
				Sharon A. Decker	Management	Yes	For	With
				Kevin B. Marsh	Management	Yes	For	With
				James M. Micali	Management	Yes	For	With
	SCG			Approval of the Appointment of the Independent Registered Public Accounting Firm	Management	Yes	For	With
	SCG			Approval of an amendment to and restatement of the director compensation and deferral plan to implement annual limits on the total number of shares that may be issued to any individual participant each yeat	Management	Yes	For	With
	SCG			Approval of board-proposed amendments to the Articles of Incorporation to declassify the Board of Directorsand provide for the annual election of all directors	Management	Yes	For	With
Sempra Energy	SRE	816851109	5/12/2016	Election of Directors
				Alan L. Boeckman	Management	Yes	For	With
				Kathleen L. Brown	Management	Yes	For	With
				Pablo A. Ferrero	Management	Yes	For	With
				William D. Jones	Management	Yes	For	With
				William G. Ouchi	Management	Yes	For	With
				Debra L. Reed	Management	Yes	For	With
				William C. Rusnack	Management	Yes	For	With
				William P. Rutledge	Management	Yes	For	With
				Lynn Schenk	Management	Yes	For	With
				Jack T. Taylor	Management	Yes	For	With
				James C. Yardley	Management	Yes	For	With
	SRE			Ratification of independent registered public accounting firm	Management	Yes	For	With
	SRE			Advisory approval of executive compensation	Management	Yes	For	With
The PNC Financial Services Group, Inc.	PNC	693475105	4/26/2016	Election of Directors
				Charles E. Bunch	Management	Yes	For	With
				Marjorie Rodgers Cheshire	Management	Yes	For	With
				William S. Demchak	Management	Yes	For	With
				Andrew T. Feldstein	Management	Yes	For	With
				Daniel R. Hesse	Management	Yes	For	With
				Kay Coles James	Management	Yes	For	With
				Richard B. Kelson	Management	Yes	For	With
				Jane G. Pepper	Management	Yes	For	With
				Donald J. Shepard	Management	Yes	For	With
				Lorene K. Steffes	Management	Yes	For	With
				Dennis F. Strigl	Management	Yes	For	With
				Michael J. Ward	Management	Yes	For	With
				Gergory D. Wasson	Management	Yes	For	With
	PNC			Ratification of Audit Committee's selection of PricewaterhouseCoopers LLP as PNC's independent registered public accounting firm for 2016	Management	Yes	For	With
	PNC			Approval of 2016 Incentive Award Plan	Management	Yes	For	With
	PNC			Advisory vote to approve named executive officer compensation	Management	Yes	For	With
Verizon Communications Inc.	VZ	92343V104	5/5/2016	Election of Directors
				Shellye L. Archambeau	Management	Yes	For	With
				Mark T. Bertolini	Management	Yes	For	With
				Richard L. Carrion	Management	Yes	For	With
				Melanie L. Healey	Management	Yes	For	With
				M. Frances Keeth	Management	Yes	For	With
				Karl-Ludwig Kley	Management	Yes	For	With
				Lowell C. McAdam	Management	Yes	For	With
				Donald T. Nicolaisen	Management	Yes	For	With
				Clarence Otis, Jr.	Management	Yes	For	With
				Rodney E. Slater	Management	Yes	For	With
				Kathryn A. Tesija	Management	Yes	For	With
				Gregory D. Wasson	Management	Yes	For	With
				Gregory G. Weaver	Management	Yes	For	With
	VZ			Ratification of Appointment of Independent Registered Public Accounting Firm	Management	Yes	For	With
	VZ			Advisory Vote to approve Executive Compensation	Management	Yes	For	With
	VZ			Renewable Energy Targets	Shareholder	Yes	Against	With
	VZ			Indirect Policital Sending Report	Shareholder	Yes	Against	With
	VZ			Lobbying Activities Report	Shareholder	Yes	Against	With
	VZ			Independent Chair Policy	Shareholder	Yes	Against	With
	VZ			Severance Approval Policy	Shareholder	Yes	Against	With
	VZ			Stock Retention Policy	Shareholder	Yes	Against	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copley Fund, Inc.

By: /s/ Irving Levine

President

Date: August 26, 2016